Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables
13.	Trade and other receivables

	December 31, 2018	December 31, 2017
Trade receivables, including from contracts with	24,039	23,878
— domestic customers	19,037	19,064
— foreign customers	5,002	4,814
Less allowance for expected credit losses on trade receivables	(6,749)	(5,630)

Total trade receivables, net	17,290	18,248
Other receivables	3,410	3,967

Less allowance for expected credit losses on other receivables	(3,088)	(3,453)

Total other receivables, net	322	514

Total accounts receivable, net	17,612	18,762

Set out below is the information about the credit risk exposure on the Group’s trade receivables by ageing as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	14,734	(659)	14,930	(333)
=<30 days	2,178	(106)	2,361	(60)
31-60 days	497	(62)	521	(55)
61-90 days	199	(57)	205	(42)
91-180 days	334	(142)	407	(102)
181-365 days	579	(377)	584	(302)
>1 year	5,518	(5,346)	4,870	(4,736)

Total trade receivables	24,039	(6,749)	23,878	(5,630)

The Group does not hold any collateral over these balances.

The movements in the allowance for expected credit losses on trade and other receivables were as follows:

Total
At December 31, 2015	(40,218)
Charge for the year	(613)
Utilised amounts	6,637
Disposal of subsidiaries	11
Exchange rate difference	242

At December 31, 2016	(33,941)
Charge for the year	(343)
Utilised amounts	603
Reclassified to non-current financial assets (Note 9)	24,391
Exchange rate difference	207

At December 31, 2017	(9,083)
Charge for the year	(791)
Utilised amounts	575
Exchange rate difference	(538)

At December 31, 2018	(9,837)